RIGHT TO USE ASSETS AND LEASE LIABILITY (Details Narrative)						12 Months Ended
	Sep. 20, 2024	Jan. 31, 2024	Oct. 01, 2023 USD ($)	Apr. 16, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	Dec. 31, 2025 USD ($)	Oct. 01, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 20, 2024 USD ($)	Sep. 20, 2024 ft²	Sep. 20, 2024 m²	Jan. 31, 2024 USD ($)	Jan. 31, 2024 ft²	Jan. 31, 2024 m²	Jul. 01, 2021 USD ($) m²	Sep. 13, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease renewal term	9 years	5 years			2 years
Area of land					5,000					80	80		700	700
Annual rent, year one					$ 42,000	$ 63,671						$ 7,284				$ 39,200
Annual rent, year two					$ 44,800	61,368						7,284				$ 42,000
Right of use asset						170,463	$ 140,038	$ 86,088	$ 39,489			30,084
Lessee operating description	If the agreement is renewed, price will increase with Vietnam’s state land price bracket, not to exceed 10%.	For years 3-5 the price will increase with Vietnam’s state land price bracket, not to exceed 10%.
Lease liability						171,162	$ 140,038	87,474	39,489			$ 30,084
Security deposit						7,174		$ 7,174	3,657
Additional deposit									$ 3,657
Socialist Republic of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease renewal term															5 years
Area of land | m²															6,000
Annual rent, year one															$ 8,645
Operating Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for rent				$ 42,000		2,508
Lessee operating description					the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019, and ended on September 30, 2021, for its research and development headquarters.
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for rent				$ 44,800
Operating Lease Agreements [Member] | October 1, 2023 through December 31, 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for rent			$ 44,800
Operating Lease Agreements [Member] | October 1, 2024 through September 30, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for rent			$ 47,600
Adoption of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Right of use asset						79,862
Adoption of New Guidance [Member] | October 1, 2024 through December 31, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Right of use asset						85,022
Adoption of New Guidance [Member] | October 1, 2025 through September 30, 2028 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Right of use asset						$ 140,038